SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Feb. 29, 2012
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION

15. SUPPLEMENTAL CASH FLOW INFORMATION

	Year ended
	February 29, 2012	February 28, 2011
Changes in non-cash working capital balances:
Restricted cash	537	(325)
Trade receivables	1,729	18,369
Inventory	(810)	(6,756)
Other current assets	(195)	(2,090)
Future income tax asset	26	—
Accounts payable and accrued liabilities	(3,247)	(20,997)
Deferred revenue	(730)	436
Other long term liabilities	(936)	(103)
Stock option benefit	189	—
Income taxes payable	—	(835)

	(3,437)	(12,301)